Net Interest Revenue (Expense) and Gains (Losses) on Financial Instruments - Schedule of Net Interest Revenue (Expense) and Gains (Losses) on Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Interest Revenue (Expense) and Gains (Losses) on Financial Instruments [Abstract]
Income from loans	R$ 56,594	R$ 17,866	R$ 45,612
Income from guarantees granted	2,118	1,961	1,751
At amortized cost	13,708
At fair value through profit or loss	1,911,922	1,382,973	1,300,960
Total interest revenues	1,984,342	1,402,800	1,348,323
Funding expenses	(1,627,750)	(1,028,134)	(923,076)
Positive fair value - funding (Hedged Item)	200	(340)	(2,514)
At fair value through profit or loss	(372,108)	(1,060,311)	(180,712)
Total interest expenses	(1,999,658)	(2,088,785)	(1,106,302)
Foreign exchange income	51,297	105,494	88,255
Foreign exchange expenses	(35,188)	(65,278)	(98,592)
Total	16,109	40,216	(10,337)
Income from derivative operations	10,092,916	5,541,317	4,873,458
Expenses on derivative operations	(9,882,133)	(4,679,151)	(4,915,994)
Total	210,783	862,166	(42,536)
Net interest revenue (expense) and gains (losses) on financial instruments	R$ 211,576	R$ 216,397	R$ 189,148